Consolidated Statement of Shareholders' Equity (USD $) In Millions	Total	Common Stock, $1 Par Value	Capital in Excess of Par Value	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Items
Balance at beginning of year at Dec. 31, 2007		$ 439.3	$ 12,273.6	$ 2,519.6	$ (1,157.3)	$ 388.4
Issuance of shares for conversion of debt		0.1
Retirement of treasury shares		(25.0)	(1,193.2)		1,218.2
Issuance of shares upon exercise of warrants		3.3	12.7
Issuance of shares under employees' and directors' stock plans		4.1	88.2
Settlement of convertible debt			(0.2)
Stock-based compensation	56.4		57.1
Tax benefit related to employees' and directors' stock plans	25.1		25.1
Reclassification from temporary equity			38.0
Net Income	980.9			980.9
Purchases of company common stock	(187.4)				(187.4)
Other comprehensive items	(534.2)					(534.2)
Shares received for exercise of warrants					(16.0)
Activity under employees' and directors' stock plans					(8.8)
Balance at end of year at Dec. 31, 2008	14,926.5	421.8	11,301.3	3,500.5	(151.3)	(145.8)
Retirement of treasury shares		0	0		0
Issuance of shares under employees' and directors' stock plans		2.1	63.4
Settlement of convertible debt			(312.8)
Stock-based compensation	67.0		68.1
Tax benefit related to employees' and directors' stock plans	(1.6)		(1.6)
Reclassification from temporary equity			22.3
Net Income	850.3			850.3
Purchases of company common stock	(414.6)				(414.6)
Other comprehensive items	237.8					237.8
Activity under employees' and directors' stock plans					(10.6)
Balance at end of year at Dec. 31, 2009	15,430.9	423.9	11,140.7	4,350.8	(576.5)	92.0
Retirement of treasury shares		(25.0)	(1,081.3)		1,106.3
Issuance of shares under employees' and directors' stock plans		2.9	80.5
Settlement of convertible debt			(216.1)
Stock-based compensation	81.8		83.1
Tax benefit related to employees' and directors' stock plans	10.9		10.9
Reclassification from temporary equity			1.9
Net Income	1,035.6			1,035.6
Purchases of company common stock	(1,012.5)				(1,012.5)
Other comprehensive items	(48.4)					(48.4)
Activity under employees' and directors' stock plans					(7.8)
Balance at end of year at Dec. 31, 2010	$ 15,361.0	$ 401.8	$ 10,019.7	$ 5,386.4	$ (490.5)	$ 43.6